Nature of Business (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Nature of Business (Textual)
Number of active business segments | Segment	2
Cash and cash equivalents	$ 4,921,545	$ 5,525,094	$ 5,856,242
Net decrease in cash and cash equivalents	$ (603,549)	(331,148)
Percentage decrease in cash and cash equivalents	11.00%
Net cash used in operating activities	$ (5,386,308)	(2,466,729)
Net cash provided by financing activities	4,804,857	2,436,447
Working capital, carrying value	2,179,694	$ 3,174,214
Non-cash warrant liability	2,434,101
Decrease in working capital	$ 994,520
Percentage of decrease in working capital	31.00%
Active grant funding available	$ 43,000,000
Proceeds from net operating loss (NOL) sales	488,933
Equity facility, available amount	$ 20,200,000